BORROWINGS - Additional Information (Details) $ in Millions				12 Months Ended
	Sep. 01, 2020 CAD ($)	Nov. 06, 2019 CAD ($)	Oct. 30, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Feb. 24, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Apr. 14, 2020 USD ($)	Apr. 07, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Oct. 07, 2019 CAD ($)	Sep. 10, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)				$ 14,743,000,000					$ 15,855,000,000
Indian telecom towers operation
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				3,500,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,975,000,000
Basis points				0.0013		0.0013
Non-recourse borrowings				$ 1,131,000,000					820,000,000
Letter of credit outstanding amount				63,000,000					54,000,000
Increase (decrease) in corporate borrowings				$ 311,000,000
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.20%		1.20%
Commercial Paper Program | Establishment of Commercial Paper Program
Disclosure of detailed information about borrowings [line items]
Commercial papers issued					$ 500,000,000
Syndicated Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				$ 1,000,000,000.0			$ 1,000,000,000.0
Syndicated Revolving Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Basis points							0.0042
Syndicated Revolving Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Basis points							0.0044
Syndicated Revolving Credit Facility | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.10%
Syndicated Revolving Credit Facility | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 550,000,000					386,000,000
Notional Amount (U.S. Dollars)								$ 200		$ 500
Borrowings, interest rate								3.40%		3.50%
Borrowings, effective interest rate								4.10%
Medium-term Notes, Maturing October 9, 2029 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Amount repaid		$ 375
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.40%		3.40%
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								3.40%		3.40%
Medium Term Notes, Maturing October 30, 2018 | Debt Issuers
Disclosure of detailed information about borrowings [line items]
Amount repaid			$ 125
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Notional Amount (U.S. Dollars)						$ 900		$ 400
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 550,000,000					384,000,000
Notional Amount (U.S. Dollars)								$ 200			$ 500
Borrowings, effective interest rate								4.10%
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.20%		4.20%
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.20%			4.20%
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate | Debt Issuers | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.70%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 3,173,000,000					2,475,000,000
Increase (decrease) in corporate borrowings				698,000,000
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity				500,000,000
Non-recourse borrowings				$ 0					0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.80%		1.80%
Commitment fees				$ 0
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				20,020,000,000					18,544,000,000
Increase in borrowings				1,500,000,000
Non-recourse borrowings | CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				2,400,000,000					2,473,000,000
Non-recourse borrowings | USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				7,457,000,000					7,801,000,000
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings				$ 392,000,000					$ 0
Notional Amount (U.S. Dollars)	$ 500
Amount repaid	$ 450
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.90%		2.90%
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate | Debt Issuers | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.90%
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate | Debt Issuers | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%